Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Interest Cost Capitalized	$ 535	$ 312	$ 1,758
Vessels depreciation	15 to 40
Product tankers depreciation	44 to 45
Amortization of deferred drydock and special survey costs	1,332	718	394
Payments for Drydocking And Special Survey	5,274	5,546	762
Accumulated Amortization Of Deferred Drydock And Special Survey	2,784	1,452	0
Amortization of deferred financing costs	1,090	1,185	365
Amortization period of customer relationships	20
Foreign currency exchange (loss)/gain recognized	279	645	3
Effective tax rate on the tax basis on certain assets	1.00%
Other Current Assets Related to MPIT	787	757	0
Turnover Tax Average Rates	4.70%	4.20%	4.30%
Year End Turnover taxes	3,365	3,276	2,715
Provision for losses on accounts receivable	$ 747	$ 492	$ 652